Cash Flow Information - Schedule of Cash Flow Information (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Cash Flow Information
Loss for the period	$ (28,729)	$ (26,094)
Cash flows excluded from loss attributable to operating activities - interest paid on borrowings	1,025	2,229
Cash flows excluded from loss attributable to operating activities - interest paid on lease liabilities	857
Non-cash flows in loss: - depreciation and amortisation expense	4,567	1,190
Non-cash flows in loss: - impairment expense	6,849	4,181
Non-cash flows in loss: - fair value gain/(loss) on convertible notes derivative		775
Net changes in assets and liabilities	5,862	13,231
- net exchange differences	(120)	60
Cash flow from operations	$ (9,689)	$ (4,428)